Income Taxes	3 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
INCOME TAXES
10	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to stockholders.

The United States of America

Pursuant to Section 7874 of the Code, even though the Group is an exempted group incorporated with limited liability under the laws of the Cayman Islands, the Group will be treated as a U.S. domestic corporation for all purposes of the Code. The Group will therefore be taxed as a U.S. domestic corporation for U.S. federal income tax purposes. As a result, the Group will be subject to U.S. federal income tax on its worldwide income.

The federal income tax rate for corporations is 21%. Additionally, a U.S. subsidiary is subject to US. Federal income taxes and state and local income taxes.

Turkiye

The Turkish subsidary is subject to Turkiye corporate income tax. In connection with legislation passed in July 2023, the corporate income tax increased to 25% beginning January 1, 2023.

Income withholding tax rate of 10% applies to profit distributions from the Turkish subsidiary to the Marti Technologies I Inc.